Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities presented on the consolidated balance sheets are as follows:

	December 31,
(In thousands)	2015	2014
Current deferred tax liability	$—	$3,087
Non-current deferred tax liability	162,189	142,263
Current deferred tax asset	—	(117)
Net deferred tax liability	$162,189	$145,233

Components Comprising Deferred Tax Assets and Liabilities
The components comprising our deferred tax assets and liabilities are as follows:

	December 31,
(In thousands)	2015	2014
Deferred tax assets
Federal net operating loss carryforwards	$308,738	$312,113
State net operating loss carryforwards	47,711	41,395
Share-based compensation	32,524	35,122
Other	43,936	42,554
Gross deferred tax assets	432,909	431,184
Valuation allowance	(247,761)	(261,962)
Deferred tax assets, net of valuation allowance	185,148	169,222

Deferred tax liabilities
Difference between book and tax basis of intangible assets	216,655	202,089
Difference between book and tax basis of property	105,732	86,280
State tax liability, net of federal benefit	13,428	11,980
Other	11,522	14,106
Gross deferred tax liabilities	347,337	314,455
Deferred tax liabilities, net	$162,189	$145,233

Summary of Provision (Benefit) for Income Taxes
A summary of the provision (benefit) for income taxes is as follows:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Current
Federal	$—	$442	$—
State	2,052	(289)	368
Total current taxes provision (benefit)	2,052	153	368
Deferred
Federal	(9,493)	(6,336)	5,579
State	807	775	1,737
Total deferred taxes provision (benefit)	(8,686)	(5,561)	7,316
Provision (benefit) for income taxes from continuing operations	$(6,634)	$(5,408)	$7,684

Provision (benefit) for income taxes included on the consolidated statement of operations
Provision (benefit) for income taxes from continuing operations	$(6,634)	$(5,408)	$7,684
Provision (benefit) for income taxes from discontinued operations	(540)	6,161	1,550
Provision (benefit) for income taxes from continuing and discontinued operations	$(7,174)	$753	$9,234

Schedule of Effective Income Tax Rate Reconciliation
The following table provides a reconciliation between the federal statutory rate and the effective income tax rate, expressed as a percentage of income from continuing operations before income taxes:

	Year Ended December 31,
	2015	2014	2013
Tax at federal statutory rate	35.0%	35.0%	35.0%
Uncertain tax benefits	(421.6)%	—%	0.2%
Company provided benefits	152.9%	(3.0)%	0.2%
Accrued interest on uncertain tax benefits	(139.7)%	(2.0)%	7.7%
Valuation allowance for deferred tax assets	200.9%	(20.9)%	(55.6)%
State income taxes, net of federal benefit	69.2%	(0.9)%	(3.8)%
Compensation-based credits	(60.8)%	2.3%	2.4%
Other, net	0.7%	(0.8)%	0.1%
Effective tax rate	(163.4)%	9.7%	(13.8)%

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits as follows:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Unrecognized tax benefit, beginning of year	$30,198	$37,059	$38,423
Additions:
Tax positions related to current year	—	487	562
Tax positions related to prior years	—	—	138
Reductions:
Tax positions related to the Deconsolidation of Borgata	—	(6,221)	—
Lapse of applicable statute of limitations	—	(1,097)	—
Tax position related to prior years	(27,716)	(30)	(2,064)
Settlement with taxing authorities	—	—	—
Unrecognized tax benefits	$2,482	$30,198	$37,059